Research and Development Expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Research And Development Expense Text Block Abstract
Research and development expense capitalized	SFr 2,839,369	SFr 2,343,677